Share-Based Compensation - 2018 Plan and 2017 Plan (Details)	3 Months Ended
Mar. 31, 2021
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	4 years
Stock option vesting right percentage	25.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Performance Based | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage	25.00%
Performance Based | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Stock option term	10 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
RSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	18 months
Stock option vesting right percentage	50.00%
RSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	18 months
Stock option vesting right percentage	50.00%